Operating Leases (Details) - Schedule of supplemental cash flow information related lease - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid for amounts in the measurement of operating lease liabilities:
Operating cash flows for operating leases	$ 4,478,584	$ 3,558,887
Supplemental lease cash flow disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 7,069,165	$ 5,496,939